Cover	Mar. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 12, 2025
Entity Registrant Name	Forge Global Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39794
Entity Tax Identification Number	99-4383083
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	881-1612
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	FRGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001827821
Amendment Flag	false